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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21452


                      	Pioneer Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

       Pioneer Select Equity Fund
       Schedule of Investments  2/28/06 (unaudited)

Shares                                                  Value
       COMMON STOCKS - 98.7 %
       Energy - 4.5 %
       Integrated Oil & Gas - 4.1 %
95     Amerada Hess Corp. (b)                         $ 13,139
165    Suncor Energy, Inc.                              12,334
                                                      $ 25,473
       Oil & Gas Drilling - 0.4 %
30     Transocean Offshore, Inc. *                    $  2,225
       Total Energy                                   $ 27,698
       Materials - 9.5 %
       Diversified Chemical - 3.5 %
500    Dow Chemical Co.                               $ 21,515
       Diversified Metals & Mining - 6.0 %
100    Freeport-McMoRan Copper & Gold, Inc. (Class B) $  5,063
320    First Quantum Minerals, Ltd.                     10,211
155    Phelps Dodge Corp.                               21,390
                                                      $ 36,664
       Total Materials                                $ 58,179
       Capital Goods - 17.2 %
       Aerospace & Defense - 13.7 %
400    Boeing Co.                                     $ 29,076
550    Honeywell International, Inc.                    22,523
550    United Technologies Corp.                        32,175
                                                      $ 83,774
       Industrial Conglomerates - 3.5 %
650    General Electric Co.                           $ 21,366
       Total Capital Goods                            $105,140
       Retailing - 2.9 %
       Department Stores - 2.9 %
150    Sears Holdings Corp. *                         $ 18,068
       Total Retailing                                $ 18,068
       Health Care Equipment & Services - 1.9 %
       Managed Health Care - 1.9 %
200    United Healthcare Group, Inc.                  $ 11,646
       Total Health Care Equipment & Services         $ 11,646
       Pharmaceuticals & Biotechnology - 11.5 %
       Biotechnology - 10.1 %
350    Amgen, Inc. *                                  $ 26,422
750    Cubist Pharmaceuticals, Inc. *                   16,583
430    Vertex Pharmaceuticals, Inc. *                   18,593
                                                      $ 61,598
       Pharmaceuticals - 1.4 %
200    Sanofi-Synthelabo SA (A.D.R.)                  $  8,526
       Total Pharmaceuticals & Biotechnology          $ 70,124
       Banks - 8.0 %
       Diversified Banks - 3.3 %
455    Bank of America Corp.                          $ 20,862
       Thrifts & Mortgage Finance - 4.7 %
400    Golden West Financial Corp.                    $ 28,412
       Total Banks                                    $ 49,274
       Diversified Financials - 19.4 %
       Consumer Finance - 4.3 %
300    Capital One Financial Corp.                    $ 26,280
       Investment Banking & Brokerage - 7.3 %
100    Goldman Sachs Group, Inc.                      $ 14,129
395    Merrill Lynch & Co., Inc.                        30,498
                                                      $ 44,627
       Diversified Financial Services - 7.8 %
630    Citigroup, Inc.                                $ 29,213
450    J.P. Morgan Chase & Co.                          18,513
                                                      $ 47,726
       Total Diversified Financials                   $118,633
       Technology Hardware & Equipment - 12.4 %
       Communications Equipment - 6.8 %
750    Cisco Systems, Inc. *                          $ 15,180
630    Corning, Inc. *                                  15,378
600    Juniper Networks, Inc. *                         11,034
                                                      $ 41,592
       Computer Hardware - 2.5 %
220    Apple Computer, Inc. *                         $ 15,079
       Computer Storage & Peripherals - 3.1 %
1,350  EMC Corp. *                                    $ 18,927
       Total Technology Hardware & Equipment          $ 75,598
       Semiconductors - 6.4 %
       Semiconductors - 6.4 %
1,350  Intel Corp.                                    $ 27,810
1,200  Taiwan Semiconductor Manufacturing Co. (A.D.R.)  11,676
                                                      $ 39,486
       Total Semiconductors                           $ 39,486
       Utilities - 5.0 %
       Electric Utilities - 5.0 %
850    Allegheny Energy, Inc. *                       $ 30,396
       Total Utilities                                $ 30,396
       TOTAL COMMON STOCKS
       (Cost   $544,383)                              $604,242

       TOTAL INVESTMENT IN SECURITIES - 98.7%
       (Cost   $544,383) (a)                          $604,242

       OTHER ASSETS AND LIABILITIES - 1.3%            $ 7,827

       TOTAL NET ASSETS - 100.0%                      $612,069

*      Non-income producing security.

(A.D.R.American Depositary Receipt.

(a)    At February 28, 2006, the net unrealized gain on investments base

       Aggregate gross unrealized gain for all investme $ 64,048

       Aggregate gross unrealized loss for all investme    (4,189)

       Net unrealized gain                              $ 59,859

(b)    At February 28, 2006, the following security was out on loan:

Shares                    Security                      Value
84     Amerada Hess Corp.                             $    11,618




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Equity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 28, 2006

* Print the name and title of each signing officer under his or her signature.